Offerings	Oct. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2028
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	See Offering Note 1